Equity (Loss) Earnings of Joint Venture (Details 1) (Vehicle Access Systems Technology Llc, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Vehicle Access Systems Technology Llc
Summarized balance sheets
Cash and cash equivalents	$ 3,801	$ 5,622
Receivables, net	23,594	16,025
Inventories, net	10,693	17,756
Other current assets	7,892	10,207
Total current assets	45,980	49,610
Property, plant and equipment, net	23,470	20,753
Other long-term assets	4,218	3,585
Total assets	73,668	73,948
Current liabilities	36,128	37,843
Long-term liabilities	11,808	11,381
Total liabilities	47,936	49,224
Net assets	25,732	24,724
STRATTEC’s share of net assets	$ 8,577	$ 8,241